AXP(R) Global
                                                                       Bond Fund
                                                          2002 SEMIANNUAL REPORT

American
  Express(R)
 Funds

(icon of) compass

AXP Global Bond Fund seeks to provide shareholders with high total return through income and growth of capital.



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A Bounty of Bonds

In today's global economy, investment opportunities don't stop at the water's edge. While bonds issued by the U.S. government and corporations once made up almost all of the bond market, today more than half of the world's debt securities are issued from outside the United States. This means expanded opportunity for investors. AXP Global Bond Fund's aim is to take advantage of opportunities in bond markets at any time and in any place, providing investors with greater portfolio diversification.


CONTENTS

From the Chairman                                   3

Portfolio Manager Q & A                             4

Fund Facts                                          6

The 10 Largest Holdings                             7

Financial Statements (Fund)                         8

Notes to Financial Statements (Fund)               11

Financial Statements (Portfolio)                   16

Notes to Financial Statements (Portfolio)          18

Investments in Securities                          22

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2 AXP GLOBAL BOND FUND -- SEMIANNUAL REPORT



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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

Although we see reason for optimism as the U.S. economy slowly improves, various factors continue to create uncertainty in the financial markets. Warnings about terrorist activities, doubts about the reliability of companies' financial information and growing unrest around the world have contributed to a volatile environment in 2002. While this short-term volatility is unsettling, we encourage you to keep a long-term perspective when it comes to your investments.
At times like these, it is important for you to assess your own financial needs, set short- and long-term goals and develop a plan to obtain these goals. Your personal financial advisor can be an important asset in helping you meet your goals.

American Express Financial Corporation has set its own goals to assist you in meeting yours. It has taken steps toward improving the competitive ranking and investment performance of the American Express Funds and expanding the range of investment options. The members of the Board, the majority of whom are independent from American Express Financial Corporation, oversee these efforts and believe the steps that have been taken show promise for meeting the goals.

This Fund will join the other American Express Funds in holding shareholder meetings in November. We believe it is important for your voice as a Fund shareholder to be heard. When you receive your proxy statement, please take the time to consider the proposals and vote. The Board's recommendation on each proposal will be outlined in the proxy statement.

On behalf of the Board,

Arne H. Carlson

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3 AXP GLOBAL BOND FUND -- SEMIANNUAL REPORT



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(picture of) Nic Pifer
Nic Pifer
Portfolio manager

Portfolio Manager Q & A

Q: How did AXP Global Bond Fund perform for the six-month period ended April 30,
2002?

A: In a span where the environment for bond investors suddenly turned more negative, AXP Global Bond Fund returned -1.15% for the six-month period (Class A shares not including sales charges). By comparison, the Salomon Smith Barney
World Government Bond Index and the Lipper Global Income Funds Index returned
-2.11% and -0.46%, respectively, for the same period.

Q: What factors affected the Fund's performance during the period?

A: Interest rates across world markets began to move higher during the period, generally having a negative impact on the Fund. The shift began early in November, as investors suddenly began to anticipate economic improvement. That led to a sell-off in bonds, driving interest rates sharply higher. When interest rates move higher, it has a negative effect on bond values. In the closing months of 2001, the dollar gained ground against other currencies, notably
Japan's yen and Europe's common currency, the euro. That also had a negative impact on the Fund's net returns. A shift took place in January and February, as interest rates stabilized or declined in many world markets. Investors appeared to become a bit more cautious in their expectations for an economic recovery. In
March, interest rates spiked once again, while the dollar began to show signs of weakness compared to the euro. Finally, the market stabilized again in April while currency trends (namely, a weaker dollar) generally worked in favor of the Fund. That allowed us to regain some lost ground during the closing weeks of the period, but not enough to overcome a slight loss for the six months.

Q: What changes did you make to the Fund's portfolio?

A: A significant theme during the period was to shift assets away from domestic bonds, while putting increasing emphasis on European debt securities. This was due in large part to concerns that interest rates in the U.S. had reached a low point in the cycle. While there probably wasn't room for significant rate declines in Europe, we viewed that market as more stable. In addition, we correctly anticipated better performance by the euro, which has been lagging the dollar since its introduction. The shifts we made resulted in an overweighted position in Europe for the Fund. Our outlook for the other major bond market, Japan, remained cautious, given that nation's ongoing economic struggles and already extremely low interest rates. We changed the Fund's weighting in Japan several times during the period, making it higher than it was six months earlier, but still significantly below the average for our comparative index. As a whole during the period, we positioned the portfolio a bit more conservatively in terms of its interest rate sensitivity. At the same time, we put an increasing emphasis on non-government bonds, especially corporate bonds, as they offered more attractive yields and more favorable pricing.

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4 AXP GLOBAL BOND FUND -- SEMIANNUAL REPORT



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Q: What is your outlook for the coming months?

A: It is clear that the economic environment is improving, and the growth rate in the U.S. could cause interest rates to move still higher, even after the hikes we experienced over the past six months. We expect that European bonds could benefit from a double advantage of a generally stable investment environment and favorable currency trends. Japan's fixed-income market offers little incentive in terms of yields, as they are already extremely low. But there may be select opportunities to capitalize on positive trends in the value of the yen compared to the dollar.

Q: How are you positioning the Fund in light of your outlook?

A: Our primary focus is to look for better opportunities in overseas markets, especially in Europe, while reducing our exposure to U.S. bonds. Until we see interest rates peak for the current economic cycle, non-domestic markets appear to be a better option. We maintain a very cautious approach toward Japan, and don't anticipate any major changes in that weighting in the near future. The
Fund has a defensive position in its interest rate sensitivity. We believe the best returns will come from corporate bonds, and have boosted our holdings in that sector of the market. In general, we think there are positive opportunities available in overseas markets, although a selective investment approach will be critical in the months ahead.

Nic Pifer

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5 AXP GLOBAL BOND FUND -- SEMIANNUAL REPORT



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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2002                                                    $5.59
Oct. 31, 2001                                                     $5.81
Decrease                                                          $0.22

Distributions -- Nov. 1, 2001 - April 30, 2002
From income                                                       $0.15
From long-term capital gains                                      $  --
Total distributions                                               $0.15
Total return*                                                    -1.15%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2002                                                    $5.59
Oct. 31, 2001                                                     $5.79
Decrease                                                          $0.20

Distributions -- Nov. 1, 2001 - April 30, 2002
From income                                                       $0.11
From long-term capital gains                                      $  --
Total distributions                                               $0.11
Total return*                                                    -1.49%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2002                                                    $5.58
Oct. 31, 2001                                                     $5.79
Decrease                                                          $0.21

Distributions -- Nov. 1, 2001 - April 30, 2002
From income                                                       $0.12
From long-term capital gains                                      $  --
Total distributions                                               $0.12
Total return*                                                    -1.57%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2002                                                    $5.58
Oct. 31, 2001                                                     $5.80
Decrease                                                          $0.22

Distributions -- Nov. 1, 2001 - April 30, 2002
From income                                                       $0.16
From long-term capital gains                                      $  --
Total distributions                                               $0.16
Total return*                                                    -1.07%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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6 AXP GLOBAL BOND FUND -- SEMIANNUAL REPORT



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The 10 Largest Holdings

                                       Percent                   Value
                                   (of net assets)       (as of April 30, 2002)

U.S. Treasury
7.50% 2016                              7.5%                  $34,962,220

Buoni Poliennali Del Tes
8.50% 2004                              6.7                    31,176,165

Federal Republic of Germany
7.50% 2004                              6.1                    28,667,928

Belgium Kingdom
7.25% 2004                              4.2                    19,435,749

Federal Republic of Germany
6.50% 2027                              4.1                    19,227,327

Federal Republic of Germany
8.00% 2002                              3.6                    16,805,198

U.S. Treasury
3.00% 2004                              3.2                    14,988,285

Govt of Canada
7.50% 2003                              3.0                    14,201,939

United Kingdom Treasury
8.00% 2003                              2.7                    12,667,423

Allgemeine Hypo Bank
5.00% 2009                              2.0                     9,476,824

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled
"Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 43.1% of net assets

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7 AXP GLOBAL BOND FUND -- SEMIANNUAL REPORT



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Financial Statements

Statement of assets and liabilities
AXP Global Bond Fund

April 30, 2002 (Unaudited)

Assets
Investment in Portfolio (Note 1)                                                                       $466,899,880
Capital shares receivable                                                                                   184,810
                                                                                                            -------
Total assets                                                                                            467,084,690
                                                                                                        -----------

Liabilities
Dividends payable to shareholders                                                                           871,022
Capital shares payable                                                                                        1,272
Accrued distribution fee                                                                                      6,044
Accrued transfer agency fee                                                                                   1,206
Accrued administrative services fee                                                                             738
Other accrued expenses                                                                                       85,909
                                                                                                             ------
Total liabilities                                                                                           966,191
                                                                                                            -------
Net assets applicable to outstanding capital stock                                                     $466,118,499
                                                                                                       ============

Represented by
Capital stock -- $.01 par value (Note 1)                                                               $    834,315
Additional paid-in capital                                                                              534,504,345
Excess of distributions over net investment income                                                       (5,956,203)
Accumulated net realized gain (loss) (Note 5)                                                           (15,823,354)
Unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                                          (47,440,604)
                                                                                                        -----------
Total -- representing net assets applicable to outstanding capital stock                               $466,118,499
                                                                                                       ============
Net assets applicable to outstanding shares:                Class A                                    $327,998,600
                                                            Class B                                    $136,390,786
                                                            Class C                                    $  1,666,287
                                                            Class Y                                    $     62,826
Net asset value per share of outstanding capital stock:     Class A shares         58,724,782          $       5.59
                                                            Class B shares         24,396,851          $       5.59
                                                            Class C shares            298,591          $       5.58
                                                            Class Y shares             11,251          $       5.58
                                                                                       ------          ------------

See accompanying notes to financial statements.

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8 AXP GLOBAL BOND FUND -- SEMIANNUAL REPORT



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Statement of operations
AXP Global Bond Fund

Six months ended April 30, 2002 (Unaudited)

Investment income
Income:
Interest                                                                                               $  9,067,113
   Less foreign taxes withheld                                                                             (187,693)
                                                                                                           --------
Total income                                                                                              8,879,420
                                                                                                          ---------
Expenses (Note 2):
Expenses allocated from Portfolio                                                                         1,880,105
Distribution fee
   Class A                                                                                                  417,891
   Class B                                                                                                  689,369
   Class C                                                                                                    5,318
Transfer agency fee                                                                                         419,433
Incremental transfer agency fee
   Class A                                                                                                   32,210
   Class B                                                                                                   23,302
   Class C                                                                                                      197
Service fee -- Class Y                                                                                           35
Administrative services fees and expenses                                                                   136,485
Compensation of board members                                                                                 5,192
Printing and postage                                                                                         74,463
Registration fees                                                                                            34,069
Audit fees                                                                                                    4,125
Other                                                                                                         6,639
                                                                                                              -----
Total expenses                                                                                            3,728,833
   Earnings credits on cash balances (Note 2)                                                                  (159)
                                                                                                               ----
Total net expenses                                                                                        3,728,674
                                                                                                          ---------
Investment income (loss) -- net                                                                           5,150,746
                                                                                                          ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                                                 (4,926,358)
   Foreign currency transactions                                                                          1,270,680
   Futures contracts                                                                                       (219,135)
                                                                                                           --------
Net realized gain (loss) on investments                                                                  (3,874,813)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                    (7,767,464)
                                                                                                         ----------
Net gain (loss) on investments and foreign currencies                                                   (11,642,277)
                                                                                                        -----------
Net increase (decrease) in net assets resulting from operations                                        $ (6,491,531)
                                                                                                       ============

See accompanying notes to financial statements.

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9 AXP GLOBAL BOND FUND -- SEMIANNUAL REPORT



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Statements of changes in net assets
AXP Global Bond Fund

                                                                               April 30, 2002         Oct. 31, 2001
                                                                             Six months ended            Year ended
                                                                                  (Unaudited)

Operations and distributions
Investment income (loss) -- net                                                  $  5,150,746         $  23,430,380
Net realized gain (loss) on investments                                            (3,874,813)          (15,368,676)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies              (7,767,464)           43,787,031
                                                                                   ----------            ----------
Net increase (decrease) in net assets resulting from operations                    (6,491,531)           51,848,735
                                                                                   ----------            ----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                       (9,179,688)          (10,394,416)
     Class B                                                                       (2,803,921)           (2,969,230)
     Class C                                                                          (17,977)               (7,342)
     Class Y                                                                           (1,815)               (1,888)
                                                                                       ------                ------
Total distributions                                                               (12,003,401)          (13,372,876)
                                                                                  -----------           -----------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                         29,683,247            62,825,835
   Class B shares                                                                  12,063,943            20,979,915
   Class C shares                                                                   1,124,948               693,932
   Class Y shares                                                                      23,676                44,000
Reinvestment of distributions at net asset value
   Class A shares                                                                   8,407,724             8,857,094
   Class B shares                                                                   2,491,765             2,774,203
   Class C shares                                                                      16,077                 6,659
   Class Y shares                                                                       1,805                 1,727
Payments for redemptions
   Class A shares                                                                 (51,845,050)         (133,156,929)
   Class B shares (Note 2)                                                        (18,027,429)          (44,412,190)
   Class C shares (Note 2)                                                           (243,832)             (129,429)
   Class Y shares                                                                     (26,403)                   --
                                                                                      -------                    --
Increase (decrease) in net assets from capital share transactions                 (16,329,529)          (81,515,183)
                                                                                  -----------           -----------
Total increase (decrease) in net assets                                           (34,824,461)          (43,039,324)
Net assets at beginning of period                                                 500,942,960           543,982,284
                                                                                  -----------           -----------
Net assets at end of period                                                      $466,118,499         $ 500,942,960
                                                                                 ============         =============
Undistributed (excess of distributions over) net investment income               $ (5,956,203)        $     896,452
                                                                                 ------------         -------------

See accompanying notes to financial statements.

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10 AXP GLOBAL BOND FUND -- SEMIANNUAL REPORT



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Notes to Financial Statements

AXP Global Bond Fund

(Unaudited as to April 30, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified open-end management investment company. AXP Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o   Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o   Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights.
The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in World Income Portfolio

The Fund invests all of its assets in the World Income Portfolio (the
Portfolio), a series of World Trust, an open-end investment company that has the same objectives as the Fund. The Portfolio seeks to provide shareholders with high total return through income and growth of capital by investing primarily in debt securities of U.S. and foreign issuers.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of April 30, 2002 was 99.98%.
Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates
(e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

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11 AXP GLOBAL BOND FUND -- SEMIANNUAL REPORT



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Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains
(losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.04% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service
Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.50

o   Class B $20.50

o   Class C $20.00

o   Class Y $17.50

The Fund has agreements with American Express Financial Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

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12 AXP GLOBAL BOND FUND -- SEMIANNUAL REPORT



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Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $190,953 for Class A, $43,253 for Class B and $365 for Class C for the six months ended April 30, 2002.

During the six months ended April 30, 2002, the Fund's transfer agency fees were reduced by $159 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                            Six months ended April 30, 2002
                                             Class A          Class B            Class C           Class Y

Sold                                        5,314,730         2,156,547          202,410             4,275
Issued for reinvested distributions         1,505,043           445,840            2,883               323
Redeemed                                   (9,277,999)       (3,225,030)         (43,500)           (4,767)
                                           ----------        ----------          -------            ------
Net increase (decrease)                    (2,458,226)         (622,643)          161,793             (169)
                                           ----------          --------           -------             ----

                                                               Year ended Oct. 31, 2001
                                             Class A          Class B            Class C           Class Y

Sold                                       11,184,424         3,751,515          124,626             8,059
Issued for reinvested distributions         1,576,372           496,882            1,188               306
Redeemed                                  (23,732,345)       (7,958,269)         (22,929)               --
                                          -----------        ----------          -------                --
Net increase (decrease)                   (10,971,549)       (3,709,872)         102,885             8,365
                                          -----------        ----------          -------             -----

4. BANK BORROWINGS

The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended
April 30, 2002.

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $11,872,794 as of Oct. 31, 2001, that will expire in 2006 through 2009 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

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13 AXP GLOBAL BOND FUND -- SEMIANNUAL REPORT



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6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2002(f)        2001         2000         1999         1998

Net asset value, beginning of period                              $5.81        $5.39        $5.87        $6.17        $6.26

Income from investment operations:

Net investment income (loss)                                        .08          .27          .34          .33          .39

Net gains (losses) (both realized and unrealized)                  (.15)         .30         (.63)        (.36)        (.05)

Total from investment operations                                   (.07)         .57         (.29)        (.03)         .34

Less distributions:

Dividends from net investment income                               (.15)        (.15)        (.19)        (.26)        (.29)

Distributions from realized gains                                    --           --           --         (.01)        (.14)

Total distributions                                                (.15)        (.15)        (.19)        (.27)        (.43)

Net asset value, end of period                                    $5.59        $5.81        $5.39        $5.87        $6.17

Ratios/supplemental data

Net assets, end of period (in millions)                            $328         $355         $389         $598         $724

Ratio of expenses to average daily net assets(c)                  1.35%(d)     1.32%        1.30%        1.22%        1.16%

Ratio of net investment income (loss)
to average daily net assets                                       2.40%(d)     4.75%        5.49%        5.49%        5.86%

Portfolio turnover rate (excluding short-term securities)           13%          24%          48%          48%          27%

Total return(e)                                                  (1.15%)      10.83%       (5.16%)       (.35%)       5.52%


Class B

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2002(f)        2001         2000         1999         1998

Net asset value, beginning of period                              $5.79        $5.38        $5.87        $6.17        $6.26

Income from investment operations:

Net investment income (loss)                                        .01          .21          .29          .28          .33

Net gains (losses) (both realized and unrealized)                  (.10)         .31         (.62)        (.35)        (.04)

Total from investment operations                                   (.09)         .52         (.33)        (.07)         .29

Less distributions:

Dividends from net investment income                               (.11)        (.11)        (.16)        (.22)        (.24)

Distributions from realized gains                                    --           --           --         (.01)        (.14)

Total distributions                                                (.11)        (.11)        (.16)        (.23)        (.38)

Net asset value, end of period                                    $5.59        $5.79        $5.38        $5.87        $6.17

Ratios/supplemental data

Net assets, end of period (in millions)                            $136         $145         $155         $235         $263

Ratio of expenses to average daily net assets(c)                  2.12%(d)     2.09%        2.07%        1.98%        1.92%

Ratio of net investment income (loss)
to average daily net assets                                       1.63%(d)     3.99%        4.73%        4.72%        5.11%

Portfolio turnover rate (excluding short-term securities)           13%          24%          48%          48%          27%

Total return(e)                                                  (1.49%)       9.73%       (5.77%)      (1.10%)       4.73%


See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
14 AXP GLOBAL BOND FUND -- SEMIANNUAL REPORT



Class C

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2002(f)        2001      2000(b)

Net asset value, beginning of period                              $5.79        $5.38        $5.52

Income from investment operations:

Net investment income (loss)                                        .01          .21          .10

Net gains (losses) (both realized and unrealized)                  (.10)         .31         (.24)

Total from investment operations                                   (.09)         .52         (.14)

Less distributions:

Dividends from net investment income                               (.12)        (.11)          --

Net asset value, end of period                                    $5.58        $5.79        $5.38

Ratios/supplemental data

Net assets, end of period (in millions)                              $2           $1          $--

Ratio of expenses to average daily net assets(c)                  2.12%(d)     2.09%        2.07%(d)

Ratio of net investment income (loss)
to average daily net assets                                        .92%(d)     3.84%        4.80%(d)

Portfolio turnover rate (excluding short-term securities)           13%          24%          48%

Total return(e)                                                  (1.57%)       9.84%       (2.49%)


Class Y

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2002(f)        2001         2000         1999         1998

Net asset value, beginning of period                              $5.80        $5.40        $5.87        $6.17        $6.26

Income from investment operations:

Net investment income (loss)                                        .09          .29          .35          .34          .40

Net gains (losses) (both realized and unrealized)                  (.15)         .27         (.62)        (.36)        (.06)

Total from investment operations                                   (.06)         .56         (.27)        (.02)         .34

Less distributions:

Dividends from net investment income                               (.16)        (.16)        (.20)        (.27)        (.29)

Distributions from realized gains                                    --           --           --         (.01)        (.14)

Total distributions                                                (.16)        (.16)        (.20)        (.28)        (.43)

Net asset value, end of period                                    $5.58        $5.80        $5.40        $5.87        $6.17

Ratios/supplemental data

Net assets, end of period (in millions)                             $--          $--          $--          $--          $--

Ratio of expenses to average daily net assets(c)                  1.18%(d)     1.16%        1.14%        1.07%         .99%

Ratio of net investment income (loss)
to average daily net assets                                       2.56%(d)     4.90%        5.75%        5.63%        6.10%

Portfolio turnover rate (excluding short-term securities)           13%          24%          48%          48%          27%

Total return(e)                                                  (1.07%)      10.71%       (4.88%)       (.19%)       5.62%


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Six months ended April 30, 2002 (Unaudited).

--------------------------------------------------------------------------------
15 AXP GLOBAL BOND FUND -- SEMIANNUAL REPORT



Financial Statements

Statement of assets and liabilities
World Income Portfolio

April 30, 2002 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $499,796,789)                                                                      $452,199,595
Dividends and accrued interest receivable                                                                11,128,368
Receivable for investment securities sold                                                                 3,798,934
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)                        418,656
                                                                                                            -------
Total assets                                                                                            467,545,553
                                                                                                        -----------

Liabilities
Disbursements in excess of cash on demand deposit                                                            25,007
Payable for investment securities purchased                                                                  16,277
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)                        426,694
Accrued investment management services fee                                                                    9,730
Other accrued expenses                                                                                       60,506
                                                                                                             ------
Total liabilities                                                                                           538,214
                                                                                                            -------
Net assets                                                                                             $467,007,339
                                                                                                       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16 AXP GLOBAL BOND FUND -- SEMIANNUAL REPORT



Statement of operations
World Income Portfolio

Six months ended April 30, 2002 (Unaudited)

Investment income
Income:
Interest                                                                                               $  9,071,607
   Less foreign taxes withheld                                                                             (187,735)
                                                                                                           --------
Total income                                                                                              8,883,872
                                                                                                          ---------
Expenses (Note 2):
Investment management services fee                                                                        1,800,878
Compensation of board members                                                                                 5,192
Custodian fees                                                                                               54,420
Audit fees                                                                                                   12,250
Other                                                                                                         9,778
                                                                                                              -----
Total expenses                                                                                            1,882,518
   Earnings credits on cash balances (Note 2)                                                                (1,994)
                                                                                                             ------
Total net expenses                                                                                        1,880,524
                                                                                                          ---------
Investment income (loss) -- net                                                                           7,003,348
                                                                                                          ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                        (4,926,460)
   Foreign currency transactions                                                                          1,271,227
   Futures contracts                                                                                       (219,135)
                                                                                                           --------
Net realized gain (loss) on investments                                                                  (3,874,368)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                    (7,770,386)
                                                                                                         ----------
Net gain (loss) on investments and foreign currencies                                                   (11,644,754)
                                                                                                        -----------
Net increase (decrease) in net assets resulting from operations                                        $ (4,641,406)
                                                                                                       ============


Statements of changes in net assets

World Income Portfolio

                                                                               April 30, 2002         Oct. 31, 2001
                                                                             Six months ended            Year ended
                                                                                  (Unaudited)

Operations
Investment income (loss) -- net                                                  $  7,003,348         $  27,344,107
Net realized gain (loss) on investments                                            (3,874,368)          (15,366,355)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies              (7,770,386)           43,790,272
                                                                                   ----------            ----------
Net increase (decrease) in net assets resulting from operations                    (4,641,406)           55,768,024
                                                                                   ----------            ----------
Proceeds from contributions                                                         4,847,537            13,294,921
Fair value of withdrawals                                                         (35,224,552)         (111,539,809)
                                                                                  -----------          ------------
Net contributions (withdrawals) from partners                                     (30,377,015)          (98,244,888)
                                                                                  -----------           -----------
Total increase (decrease) in net assets                                           (35,018,421)          (42,476,864)
Net assets at beginning of period                                                 502,025,760           544,502,624
                                                                                  -----------           -----------
Net assets at end of period                                                      $467,007,339         $ 502,025,760
                                                                                 ============         =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17 AXP GLOBAL BOND FUND -- SEMIANNUAL REPORT

Notes to Financial Statements

World Income Portfolio

(Unaudited as to April 30, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

World Income Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. The Portfolio invests primarily in debt securities of U.S. and foreign issuers. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

--------------------------------------------------------------------------------
18 AXP GLOBAL BOND FUND -- SEMIANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

--------------------------------------------------------------------------------
19 AXP GLOBAL BOND FUND -- SEMIANNUAL REPORT

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.77% to 0.67% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended April 30, 2002, the Portfolio's custodian fees were reduced by $1,994 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $60,544,925 and $82,778,575, respectively, for the six months ended April 30, 2002. For the same period, the portfolio turnover rate was 13%. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $3,974 for the six months ended April 30, 2002. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------
20 AXP GLOBAL BOND FUND -- SEMIANNUAL REPORT



4. FOREIGN CURRENCY CONTRACTS

As of April 30, 2002, the Portfolio has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date                  Currency to           Currency to         Unrealized        Unrealized
                              be delivered           be received       appreciation      depreciation

May 8, 2002                      7,571,513         1,000,000,000           $219,158          $     --
                               U.S. Dollar          Japanese Yen

May 8, 2002                      7,598,207         1,000,000,000            192,464                --
                               U.S. Dollar          Japanese Yen

May 22, 2002                     8,650,000             4,645,050              7,034                --
                         Australian Dollar           U.S. Dollar

May 22, 2002                    27,300,000            24,171,420                 --           407,307
                    European Monetary Unit           U.S. Dollar

May 22, 2002                     6,227,000             2,761,052                 --            19,387
                        New Zealand Dollar           U.S. Dollar
                                                                           --------          --------

Total                                                                      $418,656          $426,694
                                                                           --------          --------


5. INTERESTRATE FUTURES CONTRACTS

As of April 30, 2002, investments in securities included securities valued at $613,925 that were pledged as collateral to cover initial margin deposits on 195 open purchase contracts and 170 open sale contracts. The notional market value of the open purchase contracts as of April 30, 2002 was $20,666,100 with a net unrealized gain of $45,859. The notional market value of the open sale contracts as of April 30, 2002 was $17,945,625 with a net unrealized loss of $117,554. See "Summary of significant accounting policies."

--------------------------------------------------------------------------------
21 AXP GLOBAL BOND FUND -- SEMIANNUAL REPORT

Investments in Securities

World Income Portfolio

April 30, 2002 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (94.4%)(c)

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Australia (1.0%)
New South Wales Treasury
     (Australian Dollar)
         03-01-08               8.00%              8,000,000          $4,691,744

Belgium (4.2%)
Belgium Kingdom
     (European Monetary Unit) Series 14
         04-29-04               7.25              20,400,000          19,435,749

Bermuda (0.1%)
Imexsa Export Trust
     (U.S. Dollar)
         05-31-03              10.13                 649,368(d)          240,266

Brazil (0.5%)
Federal Republic of Brazil
     (U.S. Dollar)
         01-11-12              11.00               2,600,000           2,262,000

Canada (6.3%)
Calpine Canada Energy Finance
     (U.S. Dollar) Company Guaranty
         05-01-08               8.50               3,500,000           2,992,500
Govt of Canada
     (Canadian Dollar)
         12-01-03               7.50              21,100,000          14,201,939
     (Japanese Yen)
         03-23-09               1.90             980,000,000           8,201,241
Province of British Columbia
     (Canadian Dollar)
         08-23-10               6.38               6,400,000           4,216,454
Total                                                                 29,612,134

China (1.3%)
Greater Beijing First Expressways
     (U.S. Dollar) Sr Nts
         06-15-04               9.25               3,500,000(b)        1,750,000
         06-15-07               9.50               8,750,000(b)        4,375,000
Total                                                                  6,125,000

Costa Rica (0.5%)
Republic of Costa Rica
     (U.S. Dollar)
         02-01-12               8.11               2,500,000(d)        2,556,250

Denmark (1.8%)
Govt of Denmark
     (Danish Krone)
         05-15-03               8.00              68,000,000           8,561,759

Dominican Republic (0.5%)
Dominican Republic
     (U.S. Dollar)
         09-27-06               9.50               2,400,000(d)        2,544,000

France (4.8%)
France Telecom
     (U.S. Dollar)
         03-01-06               7.70               5,000,000           5,096,770
Govt of France
     (European Monetary Unit)
         04-25-05               7.50               8,710,000           8,496,880
         04-25-11               6.50               9,000,000           8,890,784
Total                                                                 22,484,434

Germany (19.9%)
Allgemeine Hypo Bank
     (European Monetary Unit)
         09-02-09               5.00              10,760,000           9,476,824
Depfa Deutsche Pfandbriefbank
     (European Monetary Unit)
         02-03-05               5.00               4,800,000           4,381,222
Federal Republic of Germany
     (European Monetary Unit)
         07-22-02               8.00              18,471,330          16,805,198
         07-15-03               6.50               6,300,000           5,846,646
         11-11-04               7.50              29,600,000          28,667,928
         07-04-27               6.50              19,005,512          19,227,327
Treuhandanstalt
     (European Monetary Unit)
         01-29-03               7.13               9,300,000           8,588,259
Total                                                                 92,993,404

Hungary (1.3%)
Govt of Hungary
     (Hungarian Forint)
         05-12-06               8.50           1,525,000,000           5,842,660

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22 AXP GLOBAL BOND FUND -- SEMIANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Indonesia (0.1%)
Tjiwi Kimia Finance Mauritius
     (U.S. Dollar) Company Guaranty
         08-01-04              10.00%             $2,450,000(b)         $539,000

Italy (9.5%)
Buoni Poliennali Del Tes
     (European Monetary Unit)
         01-01-04               8.50              32,321,533          31,176,165
         11-01-26               7.25               7,886,283           8,508,201
Republic of Italy
     (Japanese Yen)
         03-27-08               3.80             500,000,000           4,615,755
Total                                                                 44,300,121

Japan (1.9%)
Inter-American Development Bank
     (Japanese Yen)
         07-08-09               1.90           1,035,000,000           8,672,921

Mexico (2.0%)
United Mexican States
     (British Pound) Medium-term Nts Series E
         05-30-02               8.75               5,000,000           7,297,425
     (U.S. Dollar)
         01-14-11               8.38               2,000,000           2,135,000
Total                                                                  9,432,425

New Zealand (1.1%)
Govt of New Zealand
     (New Zealand Dollar)
         11-15-06               8.00              11,000,000           5,189,890

Norway (2.7%)
Govt of Norway
     (Norwegian Krone)
         11-30-04               5.75              60,000,000           6,979,384
         01-15-07               6.75              48,000,000           5,711,200
Total                                                                 12,690,584

Panama (0.5%)
Republic of Panama
     (U.S. Dollar)
         02-08-11               9.63               2,100,000           2,184,000

Singapore (0.8%)
PSA
     (U.S. Dollar)
         08-01-05               7.13               3,500,000(d)        3,763,144

United Kingdom (3.7%)
European Investment Bank
     (British Pound)
         12-07-06               7.63               2,900,000           4,572,121
United Kingdom Treasury
     (British Pound)
         06-10-03               8.00               8,380,000          12,667,423
Total                                                                 17,239,544

United States (29.8%)
Allied Waste North America
     (U.S. Dollar) Company Guaranty Series B
         04-01-08               8.88               3,500,000           3,613,750
AT&T Wireless Services
     (U.S. Dollar) Sr Nts
         03-01-11               7.88               2,500,000           2,442,645
Citicorp
     (European Monetary Unit)
         09-19-09               6.25              10,800,000           5,101,967
DaimlerChrysler North America Holding
     (U.S. Dollar) Company Guaranty
         01-15-12               7.30               2,700,000           2,800,121
Federal Natl Mtge Assn
     (U.S. Dollar)
         02-15-08               5.75               4,000,000           4,120,556
Ford Motor Credit
     (Japanese Yen)
         02-07-05               1.20           1,000,000,000           7,539,206
GMAC
     (U.S. Dollar)
         09-15-06               6.13               2,500,000           2,528,903
HCA
     (U.S. Dollar)
         06-01-06               7.13               3,700,000           3,833,152
Household Finance
     (U.S. Dollar)
         05-09-05               8.00               4,000,000           4,288,288
IBM
     (Japanese Yen)
         04-14-03                .90             970,000,000           7,595,954
Intl Paper
     (European Monetary Unit)
         08-11-06               5.38               7,000,000           6,174,505
J.P. Morgan Chase
     (U.S. Dollar) Sub Nts
         02-01-11               6.75               2,500,000           2,529,725
LaBranche
     (U.S. Dollar) Sr Sub Nts
     03-02-07                  12.00               2,100,000(e)        2,394,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23 AXP GLOBAL BOND FUND -- SEMIANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

United States (cont.)
Northwest Airlines
     (U.S. Dollar) Company Guaranty 1st Series 1996
         01-02-15               7.67%             $2,071,449          $2,044,644
NRG Energy
     (U.S. Dollar)
         04-01-31               8.63               2,300,000           2,178,307
Overseas Private Investment
     (U.S. Dollar) U.S. Govt Guaranty Series 1996A
         01-15-09               6.99               5,416,667           5,786,462
PDV America
     (U.S. Dollar) Sr Nts
         08-01-03               7.88               3,500,000           3,524,276
Starwood Hotels Resorts
     (U.S. Dollar)
         05-01-12               7.88               2,300,000(d)        2,308,625
U.S. Treasury
     (U.S. Dollar)
         01-31-04               3.00              15,000,000          14,988,285
         10-15-06               6.50               2,000,000(e)        2,168,120
         08-15-10               5.75               4,000,000           4,186,880
         11-15-16               7.50              29,500,000          34,962,220
         02-15-26               6.00               5,100,000           5,260,956
Washington Mutual
     (U.S. Dollar) Sr Nts
         01-15-07               5.63               2,500,000           2,500,528
WorldCom
     (U.S. Dollar)
         05-15-11               7.50               2,500,000           1,175,000
         05-15-31               8.25               3,000,000           1,320,000
Zurich Capital Trust I
     (U.S. Dollar) Company Guaranty
         06-01-37               8.38               2,025,000(d)        1,993,039
Total                                                                139,360,114

Total bonds
(Cost: $488,318,017)                                                $440,721,143

Other (--%)(b,c)

Issuer                                                Shares            Value(a)

Mexico
Mexico Value
     Rights                                            1,000                $200

Total other
(Cost: $--)                                                                 $200

Short-term securities (2.5%)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

U.S. government agencies
Federal Home Loan Bank Disc Nt
         05-24-02               1.78%             $3,300,000          $3,295,956
Federal Home Loan Mtge Corp Disc Nts
         06-04-02               1.73               3,100,000           3,094,786
         06-20-02               1.71               1,200,000           1,197,254
         06-25-02               1.71               2,400,000           2,393,616
Federal Natl Mtge Assn Disc Nt
         06-17-02               1.68               1,500,000           1,496,640

Total short-term securities
(Cost: $11,478,772)                                                  $11,478,252

Total investments in securities
(Cost: $499,796,789)(f)                                             $452,199,595

See accompanying notes to investments in securities.

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24 AXP GLOBAL BOND FUND -- SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

     Type of security                                           Notional amount
     Purchase contracts
     German Euro, June 2002, 10-year                                $19,500,000

     Sale contracts
     U.S. Treasury Notes, June 2002, 10-year                         17,000,000

(f) At April 30, 2002, the cost of securities for federal income tax purposes was approximately $499,797,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $  2,701,000

     Unrealized depreciation                                        (50,298,000)
                                                                    -----------
     Net unrealized depreciation                                   $(47,597,000)
                                                                   ------------

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25 AXP GLOBAL BOND FUND -- SEMIANNUAL REPORT

AXP Global Bond Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: IGBFX    Class B: IGLOX
Class C: N/A      Class Y: N/A

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6339 P (6/02)